SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

SEI Alternative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 101.3%
Other Asset-Backed Securities — 101.3%

Abry Liquid Credit CLO, Ser 2025-1A, Cl C
6.050%, TSFR3M + 2.100%, 10/20/2038(A)(B)	$625	$625
Abry Liquid Credit CLO, Ser 2025-1A, Cl D
7.200%, TSFR3M + 3.250%, 10/20/2038(A)(B)	625	626
Abry Liquid Credit CLO, Ser 2025-1A, Cl E
9.950%, TSFR3M + 6.000%, 10/20/2038(A)(B)	625	625
Apex Credit CLO 12, Ser 2025-12A, Cl D1
7.634%, TSFR3M + 3.750%, 04/20/2038(A)(B)	500	501
Apex Credit CLO, Ser 2019-1A, Cl D1RR
7.734%, TSFR3M + 3.850%, 07/18/2037(A)(B)	1,000	966
Apex Credit CLO, Ser 2020-1A, Cl CRR
6.534%, TSFR3M + 2.650%, 04/20/2035(A)(B)	1,000	1,002
Apex Credit CLO, Ser 2020-2A, Cl DR
7.620%, TSFR3M + 3.500%, 10/20/2038(A)(B)	1,000	995
Apex Credit CLO, Ser 2024-2A, Cl D1
7.608%, TSFR3M + 3.750%, 07/25/2037(A)(B)	750	756
Ares XXXIV CLO, Ser 2015-2A, Cl SUB
0.000%, 07/17/2038(A)(B)(C)	4,005	2,603
Atlas Senior Loan Fund VII, Ser 2016-7A, Cl ER
10.484%, TSFR3M + 6.662%, 11/27/2031(A)(B)	2,000	1,970
Atlas Senior Loan Fund XX, Ser 2022-20A, Cl D1R
7.734%, TSFR3M + 3.850%, 10/19/2037(A)(B)	1,300	1,303
Atlas Senior Loan Fund XXIII, Ser 2024-23A, Cl C
6.284%, TSFR3M + 2.400%, 07/20/2037(A)(B)	1,000	1,003
Atlas Senior Loan Fund XXV, Ser 2025-25A, Cl D1
8.002%, TSFR3M + 3.680%, 07/20/2038(A)(B)	200	200
Atlas Senior Loan Fund XXVI, Ser 2025-26A, Cl B
5.768%, 10/22/2038(A)(B)	625	626
Barings CLO III, Ser 2019-3A, Cl D2RR
7.984%, TSFR3M + 4.100%, 01/20/2036(A)(B)	1,150	1,142
Battalion CLO XIV, Ser 2019-14A, Cl CR2
5.884%, 01/20/2035(A)(B)	500	502

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Battalion CLO XVI, Ser 2019-16A, Cl ER2
10.974%, TSFR3M + 7.090%, 01/20/2038(A)(B)	$800	$794
Battalion CLO XXIX, Ser 2025-29A, Cl SUB
0.000%, 03/31/2038(A)(B)(C)	250	209
Battalion CLO XXVIII, Ser 2025-28A, Cl D2
7.834%, TSFR3M + 3.950%, 01/20/2038(A)(B)	300	300
Battalion CLO XXVIII, Ser 2025-28A, Cl F
12.924%, TSFR3M + 9.040%, 01/20/2038(A)(B)	250	231
Battalion CLO XXVIII, Ser 2025-28A, Cl SUB
0.000%, 01/20/2038(A)(B)(C)	1,640	1,246
Battery Park CLO, Ser 2019-1A, Cl E
11.155%, TSFR3M + 7.250%, 07/15/2036(A)(B)	350	348
Benefit Street Partners CLO XV, Ser 2018-15A, Cl SUB
0.000%, 07/18/2031(A)(B)(C)	1,895	872
Black Diamond CLO, Ser 2025-2, Cl B
5.819%, 10/15/2038(A)(B)	500	501
BlueMountain CLO, Ser 2018-3A, Cl C
6.320%, 10/25/2030(A)(B)	125	125
Bridge Street CLO II, Ser 2021-1A, Cl B
6.496%, TSFR3M + 2.612%, 07/20/2034(A)(B)	175	175
Catamaran CLO, Ser 2014-1A, Cl BR
6.279%, 04/22/2030(A)(B)	125	125
CQS US CLO 5, Ser 2025-5A, Cl C
5.861%, 01/17/2039(A)(B)	738	738
CQS US CLO 5, Ser 2025-5A, Cl D1
6.961%, 01/17/2039(A)(B)	369	369
Crown Point CLO 7, Ser 2018-7A, Cl AR
5.114%, TSFR3M + 1.230%, 10/20/2031(A)(B)	116	116
Elevation CLO, Ser 2013-1A, Cl D1R3
7.570%, TSFR3M + 3.350%, 07/25/2038(A)(B)	1,250	1,252
Ivy Hill Middle Market Credit Fund IX, Ser 2025-9A, Cl ER3
10.615%, TSFR3M + 6.500%, 07/23/2037(A)(B)	500	490
Ivy Hill Middle Market Credit Fund XX, Ser 2025-20A, Cl ER
11.384%, TSFR3M + 7.500%, 07/19/2037(A)(B)	500	483
Jefferies Credit Partners Direct Lending CLO, Ser 2024-1A, Cl E
12.108%, TSFR3M + 8.250%, 07/25/2036(A)(B)	250	250
Jefferies Credit Partners Direct Lending CLO, Ser 2024-1A, Cl SUB
0.000%, 07/25/2036(A)(B)(C)	400	328

SEI Alternative Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

SEI Alternative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Jefferies Credit Partners Direct Lending CLO, Ser 2024-2A, Cl D1
8.334%, TSFR3M + 4.450%, 01/20/2037(A)(B)	$1,250	$1,248
LCM 31, Ser 2024-31A, Cl ER
11.134%, TSFR3M + 7.250%, 07/20/2034(A)(B)	500	456
LCM 38, Ser 2025-38A, Cl D1R2
7.675%, 11/04/2038(A)(B)	2,420	2,416
LCM 39, Ser 2024-39A, Cl ER
10.905%, TSFR3M + 7.000%, 10/15/2034(A)(B)	1,000	989
LCM 40, Ser 2024-40A, Cl D1R
7.655%, TSFR3M + 3.750%, 01/15/2038(A)(B)	1,000	1,000
LCM XVII, Ser 2018-17A, Cl CRR
6.266%, 10/15/2031(A)(B)	125	125
Magnetite XXV, Ser 2020-25A, Cl D
7.420%, TSFR3M + 3.562%, 01/25/2032(A)(B)	250	250
MidOcean Credit CLO XVI, Ser 2024-16A, Cl SUB
0.000%, 10/20/2037(A)(B)(C)	1,000	698
MidOcean Credit CLO XVIII, Ser 2025-18A, Cl SUB
0.000%, 10/18/2035(A)(B)(C)	250	200
Mountain View CLO XV, Ser 2019-2A, Cl CR
6.805%, TSFR3M + 2.900%, 07/15/2037(A)(B)	1,250	1,256
Mountain View CLO XVII, Ser 2023-1A, Cl D1R
7.267%, 10/15/2038(A)(B)	1,250	1,242
Mountain View CLO XVIII, Ser 2024-1A, Cl D1
7.544%, TSFR3M + 3.650%, 10/16/2037(A)(B)	1,200	1,203
Mountain View CLO XVIII, Ser 2024-1A, Cl E
11.484%, TSFR3M + 7.590%, 10/16/2037(A)(B)	788	798
Navesink CLO 1, Ser 2023-1A, Cl D1R
7.758%, TSFR3M + 3.900%, 07/25/2033(A)(B)	1,000	1,007
NGC, Ser 2024-1A, Cl D1
8.084%, TSFR3M + 4.200%, 07/20/2037(A)(B)	500	503
Ocean Trails CLO 8, Ser 2020-8A, Cl D1R2
0.000%, 03/15/2038(A)(B)(C)	1,000	1,000
Ocean Trails CLO 8, Ser 2020-8A, Cl ERR
11.405%, TSFR3M + 7.500%, 07/15/2034(A)(B)	1,000	996
Ocean Trails CLO IX, Ser 2020-9A, Cl D1RA
7.055%, TSFR3M + 3.150%, 01/15/2038(A)(B)	1,250	1,248
OCP CLO, Ser 2024-38A, Cl SUB
0.000%, 01/21/2038(A)(B)(C)	1,000	700

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Rad CLO 18, Ser 2023-18A, Cl ER
10.405%, TSFR3M + 6.500%, 07/15/2037(A)(B)	$500	$493
Romark CLO IV, Ser 2021-4A, Cl C1R
0.000%, 07/10/2034(A)(B)(C)	1,250	1,248
Saratoga Investment Copr Senior Loan Fund, Ser 2022-1, Cl 1A
6.354%, 10/20/2037(A)(B)	625	624
Steele Creek CLO, Ser 2018-1X, Cl A
5.176%, TSFR3M + 1.272%, 04/15/2031(B)	37	37
TCP Whitney CLO, Ser 2025-1A, Cl D2R2
9.120%, TSFR3M + 5.200%, 11/20/2037(A)(B)	594	594
TCW CLO, Ser 2017-1A, Cl D1R4
7.121%, 03/24/2038(A)(B)	400	400
TCW CLO, Ser 2021-2A, Cl D1R
7.370%, TSFR3M + 3.100%, 10/24/2038(A)(B)	1,100	1,102
TCW CLO, Ser 2021-2A, Cl DJR
8.470%, TSFR3M + 4.200%, 10/24/2038(A)(B)	350	350
TCW CLO, Ser 2021-2A, Cl ER
11.020%, TSFR3M + 6.750%, 10/24/2038(A)(B)	600	590
THL Credit Lake Shore MM CLO I, Ser 2019-1A, Cl A1R
5.866%, TSFR3M + 1.962%, 04/15/2033(A)(B)	917	917
THL Credit Wind River CLO, Ser 2019-3A, Cl CR3
6.392%, 01/15/2038(A)(B)	500	500
Venture 45 Clo, Ser 2025-45A, Cl BR
5.784%, TSFR3M + 1.900%, 07/20/2035(A)(B)	625	625
Venture CLO, Ser 2017-28AA, Cl DR
7.766%, TSFR3M + 3.882%, 10/20/2034(A)(B)	850	826
Voya CLO, Ser 2013-2A, Cl DR
9.720%, TSFR3M + 5.862%, 04/25/2031(A)(B)	1,938	1,894
Voya CLO, Ser 2014-4A, Cl DR
10.123%, TSFR3M + 6.212%, 07/14/2031(A)(B)	698	689
Voya CLO, Ser 2017-1A, Cl D
10.243%, TSFR3M + 6.362%, 04/17/2030(A)(B)	750	738

SEI Alternative Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

SEI Alternative Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Wellfleet CLO, Ser 2024-2A, Cl SUB
0.000%, 02/25/2038(A)(B)(C)	$1,014	$659

Total Asset-Backed Securities
(Cost $53,888) ($ Thousands)		54,018

Total Investments in Securities — 101.3%
(Cost $53,888) ($ Thousands)		$54,018

Percentages are based on Net Assets of $54,334 ($ Thousands).
(A)

Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2025, the value of these securities amounted to $53,981 ($ Thousands), representing 99.3% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	No interest rate available.

Cl — Class
CLO — Collateralized Loan Obligation
Ser — Series
TSFR3M — Term Secured Overnight Financing Rate 3 Months

SEI Alternative Income Fund

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